UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10245

                            GAM AVALON LANCELOT, LLC
               (Exact name of registrant as specified in charter)

                              135 EAST 57TH STREET
                               NEW YORK, NY 10002
               (Address of principal executive offices) (Zip code)

                                KENNETH A. DURSHT
                                  GAM USA INC.
                              135 EAST 57TH STREET
                               NEW YORK, NY 10002
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-407-4600

                     Date of fiscal year end: MARCH 31, 2006

                     Date of reporting period: JUNE 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.


GAM AVALON LANCELOT, LLC
SCHEDULE OF INVESTMENTS
AS AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           % OF
                                                                           NET
FUND NAME                                   COST          FAIR VALUE      ASSETS     LIQUIDITY*               OBJECTIVE*
-----------------------                 ------------    -------------    -------     ----------     ----------------------------
Pacific & General Investments LP        $ 20,000,000     $ 19,862,317     10.35%     Quarterly             US Equity Hedge
Capital Hedge Fund, Ltd. (1)              15,575,000       17,756,754      9.25%      Monthly            Discretionary Macro
Alson Signature Fund LP                   10,100,000       12,819,405      6.68%     Quarterly             US Equity Hedge
Rockbay Capital Institutional
  Fund LLC                                10,000,000       12,612,533      6.57%     Quarterly              Event Driven
Epic Distressed Debt
  Opportunity Fund LP                     12,500,000       12,213,264      6.36%     Quarterly              Event Driven
Pinewood Credit Markets LP                11,000,000       11,072,992      5.77%      Monthly       Credit Arbitrage Diversified
Davco Fund LP                              9,650,000       10,186,270      5.30%     Quarterly            Systematic Trend
New Star Hedge Fund, Ltd.                  9,900,000        9,670,776      5.04%      Weekly             Europe Equity Hedge
Blue Mountain Credit Alternatives
  Fund LP                                 10,000,000        9,330,022      4.86%
Global Undervalued Securities
  Fund LP                                  5,330,000        8,848,939      4.61%
Optimal Japan Fund US $                    6,400,000        8,706,897      4.53%
Theorema Europe Fund, Ltd.                 6,730,000        8,535,548      4.45%
Green T. G2 Fund, Ltd.                     7,868,330        8,367,666      4.36%
Boyer Allan Pacific Fund                   4,025,000        7,022,311      3.66%
Standard Pacific Capital Offshore
  Fund, Ltd                                5,380,000        5,894,892      3.07%
Jefferies RTS Fund, LP                     4,000,000        5,161,247      2.69%
Amici Qualified Associates LP              2,600,000        3,362,425      1.75%
Roy G. Niederhoffer (Ireland)
  Fund No. 2                               3,700,000        3,247,027      1.69%
Eckhardt Futures LP                        1,910,000        2,559,956      1.33%
Rubicon Global Partners LP                 1,310,000        2,379,388      1.24%
Triloka International LP                   2,000,000        1,804,560      0.94%
Caxton Equity Growth LLC                   1,165,000        1,759,324      0.92%
                                        ------------    -------------    ------

TOTAL                                   $161,143,330      183,174,513     95.42%
                                        ============
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                           8,789,334      4.58%
                                                        -------------    ------
NET ASSETS                                              $ 191,963,847    100.00%
                                                        =============    ======

(1) The Fund's proportional share of investments owned by investment fund which constituted 5% or more of net assets of GAM Avalon Lancelot, LLC included the following:

                                                                   Value
                                                                -----------
            Bear Stearns, 3.4375% dated 6/30/05, due 7/1/05
            (collateralized short-term investment)              $14,510,239

      The aggregate cost of investments for tax purposes was $171,074,722. Net unrealized appreciation on investments for tax purposes was $12,099,791 consisting of $15,908,143 of gross unrealized appreciation and $3,808,352 of gross unrealized depreciation.

* This information is presented only for investment funds which constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAM AVALON LANCELOT, LLC
            --------------------------------------------------------------------


By (Signature and Title)* /S/ BURKHARD POSCHADEL
                         -------------------------------------------------------
                          Burkhard Poschadel, Director and President
                          (principal executive officer)

Date AUGUST 25, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ BURKHARD POSCHADEL
                         -------------------------------------------------------
                          Burkhard Poschadel, Director and President
                          (principal executive officer)

Date AUGUST 25, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ JOSEPH CHEUNG
                         -------------------------------------------------------
                          Joseph Cheung, Treasurer
                          (principal financial officer)

Date AUGUST 24, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.